Share-based compensation - Summary of Restricted Shares Activity (Details) - 2011 Incentive Scheme - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted shares
Outstanding at the beginning of the period (in shares)	5,512,829	10,935,436	15,149,405
Granted (in shares)	882,988	1,146,257	2,723,629
Forfeited (in shares)	(886,951)	(1,142,786)	(1,943,365)
Vested (in shares)	(2,258,324)	(5,426,078)	(4,994,233)
Outstanding at the end of the period (in shares)	3,250,542	5,512,829	10,935,436
Expected to vest at the end	3,084,335
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.4547	$ 2.8002	$ 3.2566
Granted (in dollars per share)	1.6971	1.8259	1.8427
Forfeited (in dollars per share)	2.2159	2.2756	3.0494
Vested (in dollars per share)	2.687	3.0559	3.5657
Outstanding at the end of the period (in dollars per share)	2.1458	$ 2.4547	$ 2.8002
Expected to vest at the end (in dollars per share)	$ 2.1404